UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Capital Appreciation Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
NVIDIA Corp.	3.2
MasterCard, Inc. Class A	2.9
JPMorgan Chase & Co.	2.6
TJX Companies, Inc.	2.2
Apple, Inc.	2.2
Uber Technologies, Inc.	2.1
Oracle Corp.	2.1
CME Group, Inc.	2.0
Ingersoll Rand, Inc.	1.8
29.0

Market Sectors (% of Fund's net assets)

Information Technology	27.0
Health Care	18.0
Industrials	14.5
Financials	14.1
Consumer Discretionary	11.1
Communication Services	7.3
Energy	3.9
Consumer Staples	3.0
Materials	0.8
Utilities	0.4
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.3%
Entertainment - 3.6%
Liberty Media Corp. Liberty Formula One Series C (a)	167,200	12,070
Netflix, Inc. (a)	66,700	22,006
Universal Music Group NV	4,118,821	89,908
Warner Music Group Corp. Class A	2,169,844	66,115
		190,099
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	836,740	89,816
Class C (a)	806,620	87,292
Bumble, Inc. (a)	529,600	9,644
Epic Games, Inc. (a)(b)(c)	4,584	3,423
		190,175
Media - 0.0%
Innovid Corp. (a)	337,444	317
TOTAL COMMUNICATION SERVICES		380,591
CONSUMER DISCRETIONARY - 11.1%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	46,600	1,754
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	428,000	12,980
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	730,760	77,059
Dollarama, Inc.	291,500	18,056
MercadoLibre, Inc. (a)	41,600	53,144
		148,259
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	274,900	32,897
Booking Holdings, Inc. (a)	11,700	31,430
Flutter Entertainment PLC (a)	306,400	61,284
Kura Sushi U.S.A., Inc. Class A (a)	96,500	6,651
		132,262
Specialty Retail - 3.3%
Five Below, Inc. (a)	226,500	44,702
RH (a)	39,200	10,001
TJX Companies, Inc.	1,491,800	117,584
		172,287
Textiles, Apparel & Luxury Goods - 2.2%
Compagnie Financiere Richemont SA Series A	27,410	4,531
LVMH Moet Hennessy Louis Vuitton SE	23,738	22,808
LVMH Moet Hennessy Louis Vuitton SE	50,804	48,867
Samsonite International SA (a)(e)	11,419,200	36,186
		112,392
TOTAL CONSUMER DISCRETIONARY		579,934
CONSUMER STAPLES - 3.0%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	62,983	19,998
Keurig Dr. Pepper, Inc.	676,800	22,131
Monster Beverage Corp.	1,136,676	63,654
The Coca-Cola Co.	526,200	33,756
		139,539
Household Products - 0.3%
Energizer Holdings, Inc.	563,200	18,828
TOTAL CONSUMER STAPLES		158,367
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	1,566,500	45,804
Championx Corp.	539,600	14,612
		60,416
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.	506,500	30,881
Cheniere Energy, Inc.	558,200	85,405
Denbury, Inc. (a)	190,400	17,780
New Fortress Energy, Inc.	411,300	12,458
		146,524
TOTAL ENERGY		206,940
FINANCIALS - 14.1%
Banks - 4.4%
Bank of America Corp.	3,134,600	91,781
JPMorgan Chase & Co.	999,800	138,212
		229,993
Capital Markets - 3.0%
CME Group, Inc.	559,838	104,001
Morgan Stanley	614,100	55,251
		159,252
Financial Services - 3.5%
Block, Inc. Class A (a)	378,500	23,009
MasterCard, Inc. Class A	395,800	150,416
Rocket Companies, Inc. (a)(d)	958,044	8,536
		181,961
Insurance - 3.2%
American Financial Group, Inc.	256,900	31,529
Arthur J. Gallagher & Co.	321,641	66,921
BRP Group, Inc. (a)	525,800	13,245
Marsh & McLennan Companies, Inc.	303,700	54,724
		166,419
TOTAL FINANCIALS		737,625
HEALTH CARE - 18.0%
Biotechnology - 6.7%
2seventy bio, Inc. (a)	66,000	628
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	372
rights (a)(c)	1,379,600	138
Alnylam Pharmaceuticals, Inc. (a)	154,600	30,796
Applied Therapeutics, Inc. (a)	92,111	157
Arcellx, Inc. (a)	48,600	2,074
Beam Therapeutics, Inc. (a)(d)	61,100	1,876
Biogen, Inc. (a)	98,300	29,906
Cytokinetics, Inc. (a)	159,800	5,977
Evelo Biosciences, Inc. (a)(d)	379,400	58
Galapagos NV sponsored ADR (a)(d)	354,700	13,833
Gamida Cell Ltd. (a)(d)	2,160,921	3,457
Gamida Cell Ltd. warrants 4/21/28 (a)	317,400	264
Genmab A/S (a)	25,300	10,397
Gilead Sciences, Inc.	366,700	30,146
Hookipa Pharma, Inc. (a)	916,200	916
Immunocore Holdings PLC ADR (a)	130,900	7,599
Legend Biotech Corp. ADR (a)	120,600	8,286
Prelude Therapeutics, Inc. (a)	24,000	155
Regeneron Pharmaceuticals, Inc. (a)	66,822	53,577
Seagen, Inc. (a)	269,300	53,860
Seres Therapeutics, Inc. (a)	330,500	1,611
Synlogic, Inc. (a)	951,200	504
Vertex Pharmaceuticals, Inc. (a)	245,200	83,547
Vor Biopharma, Inc. (a)	610,405	2,716
XOMA Corp. (a)(d)	296,000	5,443
		348,293
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	724,000	34,520
Boston Scientific Corp. (a)	1,479,500	77,112
Insulet Corp. (a)	6,400	2,035
Penumbra, Inc. (a)	74,461	21,156
Stryker Corp.	146,800	43,989
		178,812
Health Care Providers & Services - 2.9%
HealthEquity, Inc. (a)	861,600	46,053
Option Care Health, Inc. (a)	583,100	18,747
UnitedHealth Group, Inc.	178,292	87,736
		152,536
Health Care Technology - 0.5%
Certara, Inc. (a)(d)	564,300	13,639
Evolent Health, Inc. (b)	277,900	9,612
Simulations Plus, Inc. (d)	75,200	3,140
		26,391
Life Sciences Tools & Services - 3.4%
Bio-Techne Corp.	191,200	15,273
Bruker Corp.	472,048	37,353
Charles River Laboratories International, Inc. (a)	92,700	17,624
Codexis, Inc. (a)	380,840	1,493
Danaher Corp.	125,839	29,813
Nanostring Technologies, Inc. (a)	39,503	387
Thermo Fisher Scientific, Inc.	139,100	77,187
		179,130
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	218,000	1,938
AstraZeneca PLC sponsored ADR	584,900	42,826
Revance Therapeutics, Inc. (a)	371,300	11,818
		56,582
TOTAL HEALTH CARE		941,744
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	57,400	12,095
Spirit AeroSystems Holdings, Inc. Class A (d)	884,200	26,314
The Boeing Co. (a)	359,900	74,420
		112,829
Electrical Equipment - 1.7%
AMETEK, Inc.	157,100	21,669
Bloom Energy Corp. Class A (a)(d)	123,200	2,051
Hubbell, Inc. Class B	68,200	18,368
Rockwell Automation, Inc.	165,900	47,018
		89,106
Ground Transportation - 2.1%
Uber Technologies, Inc. (a)	3,596,200	111,662
Industrial Conglomerates - 1.5%
General Electric Co.	791,700	78,355
Machinery - 3.5%
Energy Recovery, Inc. (a)	184,600	4,159
Ingersoll Rand, Inc.	1,671,245	95,294
PACCAR, Inc.	229,350	17,130
Parker Hannifin Corp.	103,900	33,755
Westinghouse Air Brake Tech Co.	353,300	34,507
		184,845
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	294,000	28,103
Professional Services - 1.9%
ASGN, Inc. (a)	16,818	1,204
Equifax, Inc.	76,600	15,962
KBR, Inc. (d)	1,471,600	83,484
		100,650
Trading Companies & Distributors - 1.1%
Ferguson PLC	407,300	57,304
TOTAL INDUSTRIALS		762,854
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment, Instruments & Components - 0.6%
Flex Ltd. (a)	779,400	16,032
Jabil, Inc.	227,100	17,748
		33,780
IT Services - 0.7%
Cloudflare, Inc. (a)	100,000	4,705
MongoDB, Inc. Class A (a)	130,019	31,199
		35,904
Semiconductors & Semiconductor Equipment - 9.4%
Aixtron AG	594,500	16,790
Allegro MicroSystems LLC (a)	265,457	9,495
Analog Devices, Inc.	239,800	43,135
ASML Holding NV (depository receipt)	44,299	28,212
BE Semiconductor Industries NV	243,800	21,851
Enphase Energy, Inc. (a)	92,295	15,155
KLA Corp.	54,300	20,989
Marvell Technology, Inc.	239,262	9,446
Monolithic Power Systems, Inc.	21,500	9,932
NVIDIA Corp.	608,836	168,946
NXP Semiconductors NV	171,800	28,131
Qualcomm, Inc.	162,647	18,997
SiTime Corp. (a)	188,100	20,403
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	643,300	54,230
Universal Display Corp.	207,728	27,723
		493,435
Software - 14.0%
Adobe, Inc. (a)	145,424	54,906
Confluent, Inc. (a)	953,100	20,968
HashiCorp, Inc. (a)(d)	404,900	10,855
HubSpot, Inc. (a)	20,900	8,798
Intuit, Inc.	92,400	41,021
Manhattan Associates, Inc. (a)	181,448	30,062
Microsoft Corp.	1,345,510	413,425
Oracle Corp.	1,146,500	108,596
Synopsys, Inc. (a)	120,100	44,596
Volue A/S (a)	1,407,500	2,377
		735,604
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	671,708	113,975
TOTAL INFORMATION TECHNOLOGY		1,412,698
MATERIALS - 0.5%
Chemicals - 0.4%
Aspen Aerogels, Inc. (a)	519,300	3,251
CF Industries Holdings, Inc.	228,500	16,356
		19,607
Metals & Mining - 0.1%
MP Materials Corp. (a)(d)	385,500	8,354
TOTAL MATERIALS		27,961
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (a)(b)	673,925	290
WeWork, Inc. (a)(d)	3,465,300	1,461
		1,751
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (d)	551,700	18,432
Brookfield Renewable Partners LP	114,500	3,550
		21,982
TOTAL COMMON STOCKS (Cost $4,066,784)		5,232,447

Convertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	479
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	513,013	1,985
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	4,936
Series C3 (a)(b)(c)	138,654	6,170
Series C4 (a)(b)(c)	37,518	1,670
Series C5 (a)(b)(c)	75,216	3,347
		16,123
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,563)		18,587

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (f)	7,086,751	7,088
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	67,670,719	67,677
TOTAL MONEY MARKET FUNDS (Cost $74,765)		74,765

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,157,112)	5,325,799
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(79,567)
NET ASSETS - 100.0%	5,246,232

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,912,000 or 0.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,186,000 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	3,384

Doma Holdings, Inc.	3/02/21	6,739

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Evolent Health, Inc.	3/28/23	8,059

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	62,129	369,649	424,690	252	-	-	7,088	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	76,251	285,412	293,986	353	-	-	67,677	0.2%
Total	138,380	655,061	718,676	605	-	-	74,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	380,591	377,168	-	3,423
Consumer Discretionary	579,934	477,370	102,564	-
Consumer Staples	158,367	158,367	-	-
Energy	206,940	206,940	-	-
Financials	737,625	737,625	-	-
Health Care	942,223	920,961	20,273	989
Industrials	762,854	762,854	-	-
Information Technology	1,414,683	1,412,698	-	1,985
Materials	44,084	27,961	-	16,123
Real Estate	1,751	1,751	-	-
Utilities	21,982	21,982	-	-

Money Market Funds	74,765	74,765	-	-
Total Investments in Securities:	5,325,799	5,180,442	122,837	22,520
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,047) - See accompanying schedule:
Unaffiliated issuers (cost $4,082,347)	$5,251,034
Fidelity Central Funds (cost $74,765)	74,765

Total Investment in Securities (cost $4,157,112)		$5,325,799
Receivable for investments sold		37,257
Receivable for fund shares sold		948
Dividends receivable		3,442
Distributions receivable from Fidelity Central Funds		190
Prepaid expenses		2
Other receivables		26
Total assets		5,367,664
Liabilities
Payable for investments purchased	$48,567
Payable for fund shares redeemed	2,298
Accrued management fee	2,219
Other affiliated payables	588
Other payables and accrued expenses	71
Collateral on securities loaned	67,689
Total Liabilities		121,432
Net Assets		$5,246,232
Net Assets consist of:
Paid in capital		$4,012,590
Total accumulated earnings (loss)		1,233,642
Net Assets		$5,246,232

Net Asset Value and Maximum Offering Price
Capital Appreciation :
Net Asset Value , offering price and redemption price per share ($4,954,755 ÷ 144,208 shares)		$34.36
Class K :
Net Asset Value , offering price and redemption price per share ($291,477 ÷ 8,449 shares)		$34.50

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$31,720
Interest		30
Income from Fidelity Central Funds (including $353 from security lending)		605
Total Income		32,355
Expenses
Management fee
Basic fee	$13,660
Performance adjustment	2,225
Transfer agent fees	3,042
Accounting fees	483
Custodian fees and expenses	41
Independent trustees' fees and expenses	17
Registration fees	33
Audit	37
Legal	7
Interest	41
Miscellaneous	11
Total expenses before reductions	19,597
Expense reductions	(119)
Total expenses after reductions		19,478
Net Investment income (loss)		12,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,209
Foreign currency transactions	241
Total net realized gain (loss)		66,450
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	320,331
Assets and liabilities in foreign currencies	27
Total change in net unrealized appreciation (depreciation)		320,358
Net gain (loss)		386,808
Net increase (decrease) in net assets resulting from operations		$399,685
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,877	$36,359
Net realized gain (loss)	66,450	471,989
Change in net unrealized appreciation (depreciation)	320,358	(1,859,572)
Net increase (decrease) in net assets resulting from operations	399,685	(1,351,224)
Distributions to shareholders	(434,233)	(1,022,382)
Share transactions - net increase (decrease)	145,448	416,815
Total increase (decrease) in net assets	110,900	(1,956,791)

Net Assets
Beginning of period	5,135,332	7,092,123
End of period	$5,246,232	$5,135,332

Financial Highlights
Fidelity® Capital Appreciation Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$34.71	$51.06	$39.58	$36.16	$36.33	$37.90
Income from Investment Operations
Net investment income (loss) A,B	.08	.23 C	(.01)	.04	.24	.29
Net realized and unrealized gain (loss)	2.54	(9.18)	14.99	7.95	3.53	2.15
Total from investment operations	2.62	(8.95)	14.98	7.99	3.77	2.44
Distributions from net investment income	(.14)	(.17)	(.01)	(.24)	(.27)	(.34)
Distributions from net realized gain	(2.84)	(7.23)	(3.49)	(4.34)	(3.67)	(3.67)
Total distributions	(2.97) D	(7.40)	(3.50)	(4.57) D	(3.94)	(4.01)
Net asset value, end of period	$34.36	$34.71	$51.06	$39.58	$36.16	$36.33
Total Return E,F	8.01%	(20.14)%	40.02%	24.73%	12.24%	6.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.83%	.84%	.82%	.62%	.54%
Expenses net of fee waivers, if any	.76% I	.82%	.84%	.82%	.62%	.54%
Expenses net of all reductions	.76% I	.82%	.84%	.82%	.61%	.53%
Net investment income (loss)	.49% I	.59% C	(.02)%	.12%	.69%	.77%
Supplemental Data
Net assets, end of period (in millions)	$4,955	$4,809	$6,549	$5,023	$4,668	$4,792
Portfolio turnover rate J	52% I	69%	51%	61% K	122%	101%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$34.85	$51.24	$39.70	$36.25	$36.42	$37.99
Income from Investment Operations
Net investment income (loss) A,B	.10	.26 C	.02	.07	.27	.33
Net realized and unrealized gain (loss)	2.55	(9.21)	15.04	7.98	3.54	2.15
Total from investment operations	2.65	(8.95)	15.06	8.05	3.81	2.48
Distributions from net investment income	(.16)	(.21)	(.03)	(.26)	(.31)	(.37)
Distributions from net realized gain	(2.84)	(7.23)	(3.49)	(4.34)	(3.67)	(3.67)
Total distributions	(3.00)	(7.44)	(3.52)	(4.60)	(3.98)	(4.05) D
Net asset value, end of period	$34.50	$34.85	$51.24	$39.70	$36.25	$36.42
Total Return E,F	8.06%	(20.08)%	40.12%	24.85%	12.33%	7.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.75%	.76%	.74%	.52%	.45%
Expenses net of fee waivers, if any	.68% I	.75%	.76%	.74%	.52%	.44%
Expenses net of all reductions	.68% I	.75%	.76%	.73%	.52%	.43%
Net investment income (loss)	.57% I	.67% C	.05%	.21%	.79%	.86%
Supplemental Data
Net assets, end of period (in millions)	$291	$326	$543	$500	$864	$1,702
Portfolio turnover rate J	52% I	69%	51%	61% K	122%	101%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$26

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,383,952
Gross unrealized depreciation	(219,607)
Net unrealized appreciation (depreciation)	$1,164,345
Tax cost	$4,161,454

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	1,348,847	1,604,272

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Capital Appreciation	$2,976.12
Class K	66.04
	$3,042
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital Appreciation Fund	$22

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Capital Appreciation Fund	Borrower	$6,990	4.57%	$39

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital Appreciation Fund	39,463	111,135	17,933

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Capital Appreciation Fund	$5

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital Appreciation Fund	$40	$36	$3,356

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Capital Appreciation Fund	$4,379	4.33%	$2

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $119.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$406,264	$943,863
Class K	27,969	78,519
Total	$434,233	$ 1,022,382

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	2,934	4,490	$98,450	$178,854
Reinvestment of distributions	11,738	21,042	382,791	890,712
Shares redeemed	(9,034)	(15,220)	(304,894)	(597,446)
Net increase (decrease)	5,638	10,312	$176,347	$472,120
Class K
Shares sold	600	9,368	$20,507	$337,499
Reinvestment of distributions	855	1,849	27,969	78,519
Shares redeemed	(2,363)	(12,465)	(79,375)	(471,323)
Net increase (decrease)	(908)	(1,248)	$(30,899)	$(55,305)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Capital Appreciation Fund
Fidelity® Capital Appreciation Fund	.76%
Actual		$ 1,000	$ 1,080.10	$ 3.92
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class K	.68%
Actual		$ 1,000	$ 1,080.60	$ 3.51
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703454.125
CAF-SANN-0623
Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Denbury, Inc.	1.6
Academy Sports & Outdoors, Inc.	1.5
Commercial Metals Co.	1.3
Atkore, Inc.	1.3
ExlService Holdings, Inc.	1.3
Northern Oil & Gas, Inc.	1.3
Crocs, Inc.	1.2
Churchill Downs, Inc.	1.1
EMCOR Group, Inc.	1.1
Brookfield Infrastructure Corp. A Shares	1.1
12.8

Market Sectors (% of Fund's net assets)

Industrials	20.1
Health Care	16.5
Consumer Discretionary	13.4
Financials	13.0
Information Technology	10.2
Energy	6.6
Materials	5.9
Real Estate	5.0
Consumer Staples	4.1
Utilities	1.9
Communication Services	1.7

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)(b)	713,167	5,121
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	99,200	7,255
Media - 1.0%
Nexstar Broadcasting Group, Inc. Class A	61,700	10,702
TechTarget, Inc. (a)	120,598	4,111
Thryv Holdings, Inc. (a)	275,800	6,194
		21,007
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	173,100	2,321
TOTAL COMMUNICATION SERVICES		35,704
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 1.9%
Adient PLC (a)	317,500	11,728
Fox Factory Holding Corp. (a)	114,400	12,684
LCI Industries (b)	74,400	8,404
Patrick Industries, Inc.	125,000	8,579
		41,395
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	682,300	8,454
Strategic Education, Inc. (b)	64,700	5,694
		14,148
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	316,500	12,635
Churchill Downs, Inc.	82,200	24,046
Everi Holdings, Inc. (a)	277,400	4,216
Hilton Grand Vacations, Inc. (a)	171,600	7,344
		48,241
Household Durables - 2.1%
Green Brick Partners, Inc. (a)	184,306	6,869
M.D.C. Holdings, Inc.	178,204	7,301
Skyline Champion Corp. (a)	277,300	20,567
Tempur Sealy International, Inc.	237,700	8,907
		43,644
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	128,300	6,432
Clarus Corp.	536,921	5,224
		11,656
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc. (b)	512,700	32,567
Dick's Sporting Goods, Inc.	84,900	12,311
Murphy U.S.A., Inc.	70,950	19,528
Upbound Group, Inc.	168,600	4,495
		68,901
Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. (a)	157,800	6,549
Crocs, Inc. (a)	200,200	24,759
Deckers Outdoor Corp. (a)	25,300	12,127
Kontoor Brands, Inc.	293,700	13,266
		56,701
TOTAL CONSUMER DISCRETIONARY		284,686
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Primo Water Corp.	792,300	12,035
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	210,900	16,106
Performance Food Group Co. (a)	205,700	12,895
Sprouts Farmers Market LLC (a)	187,500	6,499
		35,500
Food Products - 1.4%
Flowers Foods, Inc.	146,700	4,036
Nomad Foods Ltd. (a)	971,277	18,260
The Simply Good Foods Co. (a)	207,600	7,550
		29,846
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	268,800	9,674
TOTAL CONSUMER STAPLES		87,055
ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Championx Corp.	369,000	9,993
Liberty Oilfield Services, Inc. Class A	1,184,978	15,180
TechnipFMC PLC (a)	847,600	11,604
		36,777
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	682,988	15,702
Denbury, Inc. (a)	354,109	33,063
Enviva, Inc. (b)	151,500	3,257
HF Sinclair Corp.	291,500	12,858
Magnolia Oil & Gas Corp. Class A	523,600	11,058
Northern Oil & Gas, Inc. (b)	803,422	26,650
		102,588
TOTAL ENERGY		139,365
FINANCIALS - 13.0%
Banks - 6.2%
East West Bancorp, Inc.	129,300	6,684
First Bancorp, Puerto Rico	1,346,600	15,823
Glacier Bancorp, Inc. (b)	218,400	7,257
Independent Bank Group, Inc.	170,000	6,185
Metropolitan Bank Holding Corp. (a)	93,900	3,013
PacWest Bancorp	293,900	2,983
Pathward Financial, Inc.	331,100	14,744
Pinnacle Financial Partners, Inc.	113,700	6,166
Preferred Bank, Los Angeles	146,400	7,039
Synovus Financial Corp.	683,000	21,036
Trico Bancshares	352,117	12,609
United Community Bank, Inc.	681,400	16,967
Webster Financial Corp.	197,664	7,373
Western Alliance Bancorp.	91,000	3,378
		131,257
Capital Markets - 2.4%
Houlihan Lokey	189,382	17,306
Lazard Ltd. Class A	364,300	11,403
LPL Financial	34,800	7,268
TMX Group Ltd.	153,600	15,557
		51,534
Consumer Finance - 0.7%
FirstCash Holdings, Inc.	136,100	14,022
Financial Services - 1.3%
Essent Group Ltd.	373,200	15,850
Walker & Dunlop, Inc.	170,842	11,499
		27,349
Insurance - 2.4%
First American Financial Corp.	189,300	10,906
Genworth Financial, Inc. Class A (a)	1,168,400	6,788
Primerica, Inc.	104,500	19,072
Selective Insurance Group, Inc.	146,170	14,081
		50,847
TOTAL FINANCIALS		275,009
HEALTH CARE - 16.3%
Biotechnology - 6.8%
ALX Oncology Holdings, Inc. (a)	149,800	890
Arcellx, Inc. (a)	148,600	6,342
Arcutis Biotherapeutics, Inc. (a)(b)	380,400	5,265
Argenx SE ADR (a)	24,531	9,515
Ascendis Pharma A/S sponsored ADR (a)	32,406	2,267
Astria Therapeutics, Inc. (a)	289,199	3,774
Blueprint Medicines Corp. (a)	219,400	11,200
Celldex Therapeutics, Inc. (a)	142,100	4,468
Cerevel Therapeutics Holdings (a)	190,200	5,523
Cytokinetics, Inc. (a)	265,655	9,935
Day One Biopharmaceuticals, Inc. (a)(b)	287,384	3,564
Icosavax, Inc. (a)	380,600	2,097
Janux Therapeutics, Inc. (a)(b)	267,759	4,102
Karuna Therapeutics, Inc. (a)	17,861	3,544
Keros Therapeutics, Inc. (a)	182,700	8,104
Madrigal Pharmaceuticals, Inc. (a)	8,036	2,507
Morphic Holding, Inc. (a)	109,138	5,158
PepGen, Inc.	261,563	3,947
Prothena Corp. PLC (a)	23,902	1,258
PTC Therapeutics, Inc. (a)	164,807	9,087
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	7,350	14
Tango Therapeutics, Inc. (a)	658,324	2,238
Tyra Biosciences, Inc. (a)	252,900	3,584
Vaxcyte, Inc. (a)	160,271	6,864
Vera Therapeutics, Inc. (a)	465,718	3,097
Verve Therapeutics, Inc. (a)(b)	254,630	4,056
Viking Therapeutics, Inc. (a)	327,200	6,973
Xenon Pharmaceuticals, Inc. (a)	202,371	8,152
Zentalis Pharmaceuticals, Inc. (a)	282,834	6,231
		143,756
Health Care Equipment & Supplies - 3.2%
CONMED Corp. (b)	40,400	5,073
Envista Holdings Corp. (a)	286,403	11,024
Haemonetics Corp. (a)	184,464	15,441
Inspire Medical Systems, Inc. (a)	21,928	5,869
Integer Holdings Corp. (a)	100,200	8,251
Shockwave Medical, Inc. (a)	32,400	9,401
TransMedics Group, Inc. (a)	173,107	13,693
		68,752
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	148,751	10,753
agilon health, Inc. (a)	489,901	11,890
Molina Healthcare, Inc. (a)	37,449	11,156
R1 Rcm, Inc.	539,856	8,416
Surgery Partners, Inc. (a)	282,054	11,186
Tenet Healthcare Corp. (a)	90,960	6,669
The Oncology Institute, Inc. (a)	206,642	105
		60,175
Health Care Technology - 0.7%
Evolent Health, Inc. (a)	377,881	13,759
Life Sciences Tools & Services - 0.6%
Olink Holding AB ADR (a)	218,673	4,717
Syneos Health, Inc. (a)	206,509	8,108
		12,825
Pharmaceuticals - 2.2%
Acelyrin, Inc.	89,619	1,452
Acelyrin, Inc. rights (a)	10,889	168
Axsome Therapeutics, Inc. (a)(b)	71,452	5,111
DICE Therapeutics, Inc. (a)	144,400	4,693
Edgewise Therapeutics, Inc. (a)	590,645	5,180
Enliven Therapeutics, Inc. (a)	125,108	2,382
Intra-Cellular Therapies, Inc. (a)	154,831	9,623
Structure Therapeutics, Inc. ADR	27,100	679
Terns Pharmaceuticals, Inc. (a)	487,500	6,362
Ventyx Biosciences, Inc. (a)	211,060	7,936
Verona Pharma PLC ADR (a)	97,291	2,038
		45,624
TOTAL HEALTH CARE		344,891
INDUSTRIALS - 20.1%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	120,500	5,206
Building Products - 2.3%
Builders FirstSource, Inc. (a)	218,437	20,701
Masonite International Corp. (a)	114,300	10,448
Simpson Manufacturing Co. Ltd.	147,310	18,529
		49,678
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	116,100	10,333
The Brink's Co.	106,200	6,675
		17,008
Construction & Engineering - 3.8%
Comfort Systems U.S.A., Inc.	97,076	14,512
Construction Partners, Inc. Class A (a)	254,300	6,597
Dycom Industries, Inc. (a)	85,100	7,882
EMCOR Group, Inc.	139,640	23,878
Granite Construction, Inc.	397,300	15,149
IES Holdings, Inc. (a)	300,015	12,958
		80,976
Electrical Equipment - 1.8%
Atkore, Inc. (a)	220,870	27,903
Fluence Energy, Inc. (a)(b)	119,600	2,160
Regal Rexnord Corp.	30,400	3,957
Thermon Group Holdings, Inc. (a)	157,855	3,280
		37,300
Machinery - 3.6%
Federal Signal Corp.	362,100	18,605
ITT, Inc.	77,220	6,520
Kadant, Inc.	40,500	7,526
SPX Technologies, Inc. (a)	360,300	22,944
Terex Corp.	272,400	12,146
Timken Co.	103,600	7,962
		75,703
Professional Services - 5.5%
ASGN, Inc. (a)	219,300	15,700
CACI International, Inc. Class A (a)	24,600	7,708
CRA International, Inc.	69,300	7,286
ExlService Holdings, Inc. (a)	150,533	26,852
FTI Consulting, Inc. (a)	50,700	9,151
KBR, Inc.	195,500	11,091
NV5 Global, Inc. (a)	88,600	8,393
TriNet Group, Inc. (a)(b)	73,000	6,773
WNS Holdings Ltd. sponsored ADR (a)	254,450	22,944
		115,898
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	149,500	8,997
Finning International, Inc.	177,000	4,587
GMS, Inc. (a)	167,900	9,748
Rush Enterprises, Inc. Class A	403,988	21,456
		44,788
TOTAL INDUSTRIALS		426,557
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	489,400	8,702
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries, Inc.	247,000	21,366
Fabrinet (a)	172,840	16,411
Insight Enterprises, Inc. (a)	178,985	21,648
Napco Security Technologies, Inc. (a)	144,800	4,489
TD SYNNEX Corp.	160,000	14,246
		78,160
IT Services - 0.9%
Endava PLC ADR (a)	160,900	9,263
Perficient, Inc. (a)	143,900	9,342
		18,605
Semiconductors & Semiconductor Equipment - 2.1%
Axcelis Technologies, Inc. (a)	147,600	17,461
MACOM Technology Solutions Holdings, Inc. (a)	192,900	11,254
Onto Innovation, Inc. (a)	125,750	10,183
Synaptics, Inc. (a)	72,100	6,385
		45,283
Software - 2.8%
Five9, Inc. (a)	52,300	3,391
Intapp, Inc. (a)	259,748	10,473
Manhattan Associates, Inc. (a)	56,500	9,361
NCR Corp. (a)	137,200	3,058
Qualys, Inc. (a)	34,400	3,885
Rapid7, Inc. (a)	77,100	3,748
SPS Commerce, Inc. (a)	66,900	9,854
Tenable Holdings, Inc. (a)	395,600	14,633
		58,403
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	247,369	7,300
TOTAL INFORMATION TECHNOLOGY		216,453
MATERIALS - 5.9%
Chemicals - 0.7%
Element Solutions, Inc.	545,300	9,897
Tronox Holdings PLC	416,100	5,696
		15,593
Construction Materials - 0.9%
Eagle Materials, Inc.	127,800	18,941
Containers & Packaging - 0.6%
O-I Glass, Inc. (a)	557,200	12,520
Metals & Mining - 3.1%
Arconic Corp. (a)	210,700	5,215
Commercial Metals Co.	598,500	27,944
Constellium NV (a)	1,086,700	16,137
Lundin Mining Corp.	1,316,500	10,057
Warrior Metropolitan Coal, Inc.	163,090	5,638
		64,991
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	115,500	6,900
Sylvamo Corp. (b)	148,600	6,809
		13,709
TOTAL MATERIALS		125,754
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.2%
EastGroup Properties, Inc.	57,300	9,544
Elme Communities (SBI)	679,200	11,703
Equity Commonwealth	350,100	7,254
Essential Properties Realty Trust, Inc.	825,900	20,441
Lamar Advertising Co. Class A	113,800	12,026
LXP Industrial Trust (REIT)	1,424,600	13,391
Sunstone Hotel Investors, Inc.	954,900	9,100
Terreno Realty Corp.	102,110	6,289
		89,748
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	542,900	5,348
Jones Lang LaSalle, Inc. (a)	74,200	10,317
		15,665
TOTAL REAL ESTATE		105,413
UTILITIES - 1.9%
Electric Utilities - 0.2%
IDACORP, Inc.	44,300	4,923
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares	542,900	23,128
ONE Gas, Inc. (b)	153,800	11,835
		34,963
TOTAL UTILITIES		39,886
TOTAL COMMON STOCKS (Cost $1,722,243)		2,080,773

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (a)(c)(d)	422,467	1,834
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(d)	2,229,367	1,561
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	186,831	1,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,427)		4,424

Money Market Funds - 5.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (e)	34,980,054	34,987
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	76,240,527	76,248
TOTAL MONEY MARKET FUNDS (Cost $111,235)		111,235

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,837,905)	2,196,432
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(77,332)
NET ASSETS - 100.0%	2,119,100

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	112	Jun 2023	9,939	115	115

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,438,000 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030

Boundless Bio, Inc. Series C	4/05/23	1,561

Dianthus Therapeutics, Inc. Series A	4/06/22	1,836

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	34,195	438,392	437,600	763	-	-	34,987	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	57,129	347,697	328,578	103	-	-	76,248	0.2%
Total	91,324	786,089	766,178	866	-	-	111,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	35,704	35,704	-	-
Consumer Discretionary	284,686	284,686	-	-
Consumer Staples	87,055	87,055	-	-
Energy	139,365	139,365	-	-
Financials	275,009	275,009	-	-
Health Care	349,315	343,257	1,634	4,424
Industrials	426,557	426,557	-	-
Information Technology	216,453	216,453	-	-
Materials	125,754	125,754	-	-
Real Estate	105,413	105,413	-	-
Utilities	39,886	39,886	-	-

Money Market Funds	111,235	111,235	-	-
Total Investments in Securities:	2,196,432	2,190,374	1,634	4,424
Derivative Instruments:

Assets
Futures Contracts	115	115	-	-
Total Assets	115	115	-	-
Total Derivative Instruments:	115	115	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	115	0
Total Equity Risk	115	0
Total Value of Derivatives	115	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,368) - See accompanying schedule:
Unaffiliated issuers (cost $1,726,670)	$2,085,197
Fidelity Central Funds (cost $111,235)	111,235

Total Investment in Securities (cost $1,837,905)		$2,196,432
Segregated cash with brokers for derivative instruments		694
Receivable for investments sold		12
Receivable for fund shares sold		2,108
Dividends receivable		74
Distributions receivable from Fidelity Central Funds		175
Receivable for daily variation margin on futures contracts		82
Prepaid expenses		1
Total assets		2,199,578
Liabilities
Payable to custodian bank	$6
Payable for investments purchased	1,219
Payable for fund shares redeemed	1,284
Accrued management fee	1,316
Distribution and service plan fees payable	43
Other affiliated payables	325
Other payables and accrued expenses	42
Collateral on securities loaned	76,243
Total Liabilities		80,478
Net Assets		$2,119,100
Net Assets consist of:
Paid in capital		$1,820,795
Total accumulated earnings (loss)		298,305
Net Assets		$2,119,100

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($104,747 ÷ 3,742 shares) (a)		$27.99
Maximum offering price per share (100/94.25 of $27.99)		$29.70
Class M :
Net Asset Value and redemption price per share ($14,628 ÷ 547 shares) (a)(b)		$26.72
Maximum offering price per share (100/96.50 of $26.72)		$27.69
Class C :
Net Asset Value and offering price per share ($17,852 ÷ 736 shares) (a)		$24.26
Stock Selector Small Cap :
Net Asset Value , offering price and redemption price per share ($1,351,494 ÷ 46,585 shares)		$29.01
Class I :
Net Asset Value , offering price and redemption price per share ($364,310 ÷ 12,475 shares)		$29.20
Class Z :
Net Asset Value , offering price and redemption price per share ($266,069 ÷ 9,126 shares)		$29.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$11,837
Interest		21
Income from Fidelity Central Funds (including $103 from security lending)		866
Total Income		12,724
Expenses
Management fee
Basic fee	$5,908
Performance adjustment	1,779
Transfer agent fees	1,625
Distribution and service plan fees	255
Accounting fees	275
Custodian fees and expenses	23
Independent trustees' fees and expenses	6
Registration fees	143
Audit	28
Legal	3
Miscellaneous	4
Total expenses before reductions	10,049
Expense reductions	(47)
Total expenses after reductions		10,002
Net Investment income (loss)		2,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(37,207)
Foreign currency transactions	4
Futures contracts	99
Total net realized gain (loss)		(37,104)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,548
Futures contracts	(217)
Total change in net unrealized appreciation (depreciation)		75,331
Net gain (loss)		38,227
Net increase (decrease) in net assets resulting from operations		$40,949
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,722	$3,431
Net realized gain (loss)	(37,104)	(20,104)
Change in net unrealized appreciation (depreciation)	75,331	(379,385)
Net increase (decrease) in net assets resulting from operations	40,949	(396,058)
Distributions to shareholders	(2,386)	(226,161)
Share transactions - net increase (decrease)	90,355	339,216
Total increase (decrease) in net assets	128,918	(283,003)

Net Assets
Beginning of period	1,990,182	2,273,185
End of period	$2,119,100	$1,990,182

Financial Highlights
Fidelity Advisor® Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.51	$36.93	$24.09	$23.82	$25.94	$28.16
Income from Investment Operations
Net investment income (loss) A,B	- C	(.03) D	(.15)	(.07)	.01	.04 E
Net realized and unrealized gain (loss)	.50	(5.76)	13.42	.83	2.30	.43
Total from investment operations	.50	(5.79)	13.27	.76	2.31	.47
Distributions from net investment income	(.02)	-	-	(.02) F	(.01)	(.03)
Distributions from net realized gain	-	(3.63)	(.43)	(.47) F	(4.42)	(2.65)
Total distributions	(.02)	(3.63)	(.43)	(.49)	(4.43)	(2.69) G
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$27.99	$27.51	$36.93	$24.09	$23.82	$25.94
Total Return H,I,J	1.83%	(16.94)%	55.62%	3.15%	11.55%	1.73%
Ratios to Average Net Assets B,K,L
Expenses before reductions	1.24% M	1.21%	1.19%	1.32%	1.04%	.97%
Expenses net of fee waivers, if any	1.24% M	1.21%	1.19%	1.32%	1.04%	.97%
Expenses net of all reductions	1.24% M	1.21%	1.19%	1.31%	1.04%	.95%
Net investment income (loss)	-% M,N	(.10)% D	(.45)%	(.29)%	.06%	.14% E
Supplemental Data
Net assets, end of period (in millions)	$105	$99	$108	$52	$37	$23
Portfolio turnover rate O	31% M	38%	59%	70%	56% P	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Total returns do not include the effect of the sales charges.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized.

N Amount represents less than .005%.

O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

P Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.28	$35.46	$23.20	$23.00	$25.21	$27.49
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.10) C	(.23)	(.13)	(.05)	(.06) D
Net realized and unrealized gain (loss)	.49	(5.53)	12.92	.80	2.21	.43
Total from investment operations	.45	(5.63)	12.69	.67	2.16	.37
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(3.55)	(.43)	(.46) E	(4.37)	(2.65)
Total distributions	(.01)	(3.55)	(.43)	(.46)	(4.37)	(2.65)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$26.72	$26.28	$35.46	$23.20	$23.00	$25.21
Total Return G,H,I	1.71%	(17.19)%	55.24%	2.83%	11.20%	1.40%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.52% L	1.48%	1.46%	1.61%	1.35%	1.33%
Expenses net of fee waivers, if any	1.52% L	1.48%	1.45%	1.60%	1.35%	1.33%
Expenses net of all reductions	1.52% L	1.48%	1.45%	1.60%	1.35%	1.32%
Net investment income (loss)	(.27)% L	(.37)% C	(.71)%	(.58)%	(.24)%	(.22)% D
Supplemental Data
Net assets, end of period (in millions)	$15	$14	$17	$8	$7	$5
Portfolio turnover rate M	31% L	38%	59%	70%	56% N	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.91	$32.61	$21.48	$21.43	$23.79	$26.20
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.23) C	(.36)	(.23)	(.16)	(.17) D
Net realized and unrealized gain (loss)	.45	(5.05)	11.92	.75	2.06	.41
Total from investment operations	.35	(5.28)	11.56	.52	1.90	.24
Distributions from net realized gain	-	(3.42)	(.43)	(.46) E	(4.26)	(2.65)
Total distributions	-	(3.42)	(.43)	(.46)	(4.26)	(2.65)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$24.26	$23.91	$32.61	$21.48	$21.43	$23.79
Total Return G,H,I	1.46%	(17.61)%	54.40%	2.33%	10.64%	.94%
Ratios to Average Net Assets B,J,K
Expenses before reductions	2.03% L	2.00%	1.98%	2.13%	1.86%	1.79%
Expenses net of fee waivers, if any	2.02% L	1.99%	1.97%	2.13%	1.86%	1.79%
Expenses net of all reductions	2.02% L	1.99%	1.97%	2.12%	1.86%	1.78%
Net investment income (loss)	(.78)% L	(.88)% C	(1.23)%	(1.10)%	(.76)%	(.68)% D
Supplemental Data
Net assets, end of period (in millions)	$18	$16	$19	$8	$8	$6
Portfolio turnover rate M	31% L	38%	59%	70%	56% N	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.78)%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the contingent deferred sales charge.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.48	$38.11	$24.77	$24.47	$26.50	$28.71
Income from Investment Operations
Net investment income (loss) A,B	.04	.06 C	(.05)	- D	.08	.12 E
Net realized and unrealized gain (loss)	.53	(5.96)	13.82	.84	2.36	.43
Total from investment operations	.57	(5.90)	13.77	.84	2.44	.55
Distributions from net investment income	(.04)	(.06)	-	(.07) F	(.06)	(.11)
Distributions from net realized gain	-	(3.67)	(.43)	(.47) F	(4.42)	(2.65)
Total distributions	(.04)	(3.73)	(.43)	(.54)	(4.47) G	(2.76)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$29.01	$28.48	$38.11	$24.77	$24.47	$26.50
Total Return H,I	1.99%	(16.73)%	56.11%	3.42%	11.90%	2.04%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.97% L	.93%	.90%	1.02%	.75%	.68%
Expenses net of fee waivers, if any	.96% L	.93%	.90%	1.02%	.75%	.68%
Expenses net of all reductions	.96% L	.93%	.90%	1.01%	.75%	.67%
Net investment income (loss)	.28% L	.18% C	(.16)%	-% M	.36%	.43% E
Supplemental Data
Net assets, end of period (in millions)	$1,351	$1,340	$1,654	$960	$938	$1,035
Portfolio turnover rate N	31% L	38%	59%	70%	56% O	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .33%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount represents less than .005%.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

O Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.67	$38.34	$24.93	$24.54	$26.57	$28.78
Income from Investment Operations
Net investment income (loss) A,B	.04	.05 C	(.06)	- D	.08	.12 E
Net realized and unrealized gain (loss)	.52	(5.99)	13.90	.86	2.37	.43
Total from investment operations	.56	(5.94)	13.84	.86	2.45	.55
Distributions from net investment income	(.03)	(.06)	-	- D,F	(.06)	(.11)
Distributions from net realized gain	-	(3.67)	(.43)	(.47) F	(4.42)	(2.65)
Total distributions	(.03)	(3.73)	(.43)	(.47)	(4.48)	(2.76)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$29.20	$28.67	$38.34	$24.93	$24.54	$26.57
Total Return G,H	1.97%	(16.72)%	56.03%	3.49%	11.87%	2.02%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.98% K	.94%	.92%	1.01%	.76%	.69%
Expenses net of fee waivers, if any	.98% K	.94%	.91%	1.00%	.76%	.69%
Expenses net of all reductions	.98% K	.94%	.91%	1.00%	.75%	.68%
Net investment income (loss)	.27% K	.17% C	(.17)%	.02%	.35%	.42% E
Supplemental Data
Net assets, end of period (in millions)	$364	$296	$308	$79	$9	$40
Portfolio turnover rate L	31% K	38%	59%	70%	56% M	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.61	$38.27	$24.85	$24.55	$26.59	$28.81
Income from Investment Operations
Net investment income (loss) A,B	.06	.09 C	(.02)	.03	.12	.16 D
Net realized and unrealized gain (loss)	.53	(5.98)	13.87	.86	2.36	.43
Total from investment operations	.59	(5.89)	13.85	.89	2.48	.59
Distributions from net investment income	(.04)	(.11)	-	(.12) E	(.10)	(.16)
Distributions from net realized gain	-	(3.67)	(.43)	(.47) E	(4.42)	(2.65)
Total distributions	(.04)	(3.77) F	(.43)	(.59)	(4.52)	(2.81)
Redemption fees added to paid in capital A	-	-	-	-	-	- G
Net asset value, end of period	$29.16	$28.61	$38.27	$24.85	$24.55	$26.59
Total Return H,I	2.07%	(16.62)%	56.26%	3.58%	12.05%	2.17%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.84% L	.81%	.79%	.89%	.61%	.55%
Expenses net of fee waivers, if any	.84% L	.81%	.79%	.88%	.61%	.55%
Expenses net of all reductions	.84% L	.81%	.79%	.88%	.61%	.54%
Net investment income (loss)	.41% L	.30% C	(.04)%	.14%	.49%	.56% D
Supplemental Data
Net assets, end of period (in millions)	$266	$225	$167	$53	$30	$6
Portfolio turnover rate M	31% L	38%	59%	70%	56% N	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$534,108
Gross unrealized depreciation	(179,520)
Net unrealized appreciation (depreciation)	$354,588
Tax cost	$1,841,959

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(19,028)

The Fund elected to defer to its next fiscal year approximately $311 of ordinary losses recognized during the period January 1,2022 to October 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	405,635	312,553

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund Stock Selector Small Cap Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$131	$ 8
Class M	.25%	.25%	37	-
Class C	.75%	.25%	87	22
			$255	$30

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 77
Class M	2
Class C A	6
$ 85

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 102.20
Class M	16.22
Class C	20.23
Stock Selector Small Cap	1,142.17
Class I	296.18
Class Z	49.04
	$1,625

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Small Cap Fund	$ 12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Small Cap Fund	24,468	27,155	162

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Small Cap Fund	$2

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Small Cap Fund	$11	$ 4	$3,733

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $47.
10.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$ 84	$10,910
Class M	5	1,718
Class C	-	2,017
Stock Selector Small Cap	1,630	163,524
Class I	342	30,970
Class Z	325	17,022
Total	$2,386	$226,161

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	543	1,133	$15,289	$34,122
Reinvestment of distributions	3	335	84	10,563
Shares redeemed	(400)	(787)	(11,251)	(22,689)
Net increase (decrease)	146	681	$4,122	$21,996
Class M
Shares sold	51	105	$1,367	$3,024
Reinvestment of distributions	-	57	5	1,718
Shares redeemed	(45)	(101)	(1,216)	(2,857)
Net increase (decrease)	6	61	$156	$1,885
Class C
Shares sold	150	188	$3,632	$4,875
Reinvestment of distributions	-	73	-	2,015
Shares redeemed	(69)	(186)	(1,679)	(4,677)
Net increase (decrease)	81	75	$1,953	$2,213
Stock Selector Small Cap
Shares sold	3,542	8,023	$103,382	$252,902
Reinvestment of distributions	54	4,730	1,526	154,140
Shares redeemed	(4,052)	(9,125)	(117,361)	(276,721)
Net increase (decrease)	(456)	3,628	$(12,453)	$130,321
Class I
Shares sold	4,546	5,918	$132,791	$182,536
Reinvestment of distributions	12	921	336	30,204
Shares redeemed	(2,421)	(4,531)	(70,971)	(138,056)
Net increase (decrease)	2,137	2,308	$62,156	$74,684
Class Z
Shares sold	3,301	5,266	$94,866	$158,315
Reinvestment of distributions	11	462	302	15,122
Shares redeemed	(2,065)	(2,223)	(60,747)	(65,320)
Net increase (decrease)	1,247	3,505	$34,421	$108,117
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Stock Selector Small Cap Fund
Class A	1.24%
Actual		$ 1,000	$ 1,018.30	$ 6.21
Hypothetical- B		$ 1,000	$ 1,018.65	$ 6.21
Class M	1.52%
Actual		$ 1,000	$ 1,017.10	$ 7.60
Hypothetical- B		$ 1,000	$ 1,017.26	$ 7.60
Class C	2.02%
Actual		$ 1,000	$ 1,014.60	$ 10.09
Hypothetical- B		$ 1,000	$ 1,014.78	$ 10.09
Fidelity® Stock Selector Small Cap Fund	.96%
Actual		$ 1,000	$ 1,019.90	$ 4.81
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Class I	.98%
Actual		$ 1,000	$ 1,019.70	$ 4.91
Hypothetical- B		$ 1,000	$ 1,019.93	$ 4.91
Class Z	.84%
Actual		$ 1,000	$ 1,020.70	$ 4.21
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.538515.125
SCS-SANN-0623
Fidelity® Disciplined Equity Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.2
Apple, Inc.	6.3
Amazon.com, Inc.	3.2
NVIDIA Corp.	3.0
UnitedHealth Group, Inc.	2.8
Visa, Inc. Class A	2.7
Meta Platforms, Inc. Class A	2.5
MasterCard, Inc. Class A	2.3
Alphabet, Inc. Class A	2.2
Eli Lilly & Co.	2.0
35.2

Market Sectors (% of Fund's net assets)

Information Technology	31.3
Health Care	16.9
Financials	13.0
Industrials	9.4
Consumer Discretionary	9.1
Communication Services	7.6
Consumer Staples	4.8
Energy	3.1
Materials	1.3
Real Estate	1.1
Utilities	0.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.6%
Entertainment - 1.0%
Netflix, Inc. (a)	48,234	15,914
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (a)	308,900	33,157
Class C (a)	263,500	28,516
Meta Platforms, Inc. Class A (a)	162,377	39,022
		100,695
TOTAL COMMUNICATION SERVICES		116,609
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.2%
Tesla, Inc. (a)	15,600	2,563
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	462,660	48,787
Distributors - 0.2%
Pool Corp.	10,800	3,794
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	26,600	3,183
Booking Holdings, Inc. (a)	4,000	10,745
Domino's Pizza, Inc.	5,800	1,841
Hilton Worldwide Holdings, Inc.	50,066	7,211
Las Vegas Sands Corp. (a)	12,100	773
Marriott International, Inc. Class A	53,500	9,060
Royal Caribbean Cruises Ltd. (a)	21,600	1,413
		34,226
Household Durables - 0.7%
NVR, Inc. (a)	1,855	10,833
Specialty Retail - 1.1%
Ross Stores, Inc.	28,400	3,031
The Home Depot, Inc.	16,644	5,002
TJX Companies, Inc.	108,000	8,513
		16,546
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	13,400	5,091
NIKE, Inc. Class B	135,110	17,121
		22,212
TOTAL CONSUMER DISCRETIONARY		138,961
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Monster Beverage Corp.	162,000	9,072
The Coca-Cola Co.	272,000	17,449
		26,521
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	40,115	20,187
Food Products - 1.1%
Lamb Weston Holdings, Inc.	71,000	7,939
Mondelez International, Inc.	106,200	8,148
		16,087
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	44,419	10,959
TOTAL CONSUMER STAPLES		73,754
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
ConocoPhillips Co.	87,500	9,003
Devon Energy Corp.	62,196	3,323
EOG Resources, Inc.	48,467	5,790
Exxon Mobil Corp.	68,200	8,071
Hess Corp.	40,900	5,933
Occidental Petroleum Corp.	84,600	5,205
Pioneer Natural Resources Co.	22,700	4,938
Valero Energy Corp.	49,800	5,711
		47,974
FINANCIALS - 13.0%
Banks - 3.7%
Bank of America Corp.	578,883	16,950
JPMorgan Chase & Co.	205,314	28,383
PNC Financial Services Group, Inc.	42,500	5,536
U.S. Bancorp	159,300	5,461
		56,330
Capital Markets - 3.0%
LPL Financial	35,600	7,435
MarketAxess Holdings, Inc.	10,500	3,343
Moody's Corp.	35,639	11,159
MSCI, Inc.	29,244	14,109
S&P Global, Inc.	27,858	10,101
		46,147
Financial Services - 5.3%
MasterCard, Inc. Class A	90,711	34,473
PayPal Holdings, Inc. (a)	69,200	5,259
Visa, Inc. Class A	174,634	40,643
		80,375
Insurance - 1.0%
Arthur J. Gallagher & Co.	53,000	11,027
The Travelers Companies, Inc.	26,600	4,818
		15,845
TOTAL FINANCIALS		198,697
HEALTH CARE - 16.9%
Biotechnology - 0.9%
Vertex Pharmaceuticals, Inc. (a)	40,900	13,936
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	242,129	12,620
DexCom, Inc. (a)	43,400	5,266
IDEXX Laboratories, Inc. (a)(b)	12,693	6,247
Intuitive Surgical, Inc. (a)	31,114	9,372
Masimo Corp. (a)	29,184	5,520
ResMed, Inc.	17,720	4,270
Stryker Corp.	46,000	13,784
		57,079
Health Care Providers & Services - 4.4%
Cigna Group	41,600	10,537
Elevance Health, Inc.	26,900	12,607
Guardant Health, Inc. (a)	19,000	429
UnitedHealth Group, Inc.	87,975	43,292
		66,865
Health Care Technology - 0.5%
Certara, Inc. (a)(b)	35,100	848
Veeva Systems, Inc. Class A (a)	39,285	7,035
		7,883
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	49,500	6,704
Bio-Rad Laboratories, Inc. Class A (a)	3,954	1,782
Danaher Corp.	95,245	22,564
Mettler-Toledo International, Inc. (a)	5,864	8,746
Thermo Fisher Scientific, Inc.	31,500	17,479
West Pharmaceutical Services, Inc.	28,436	10,272
		67,547
Pharmaceuticals - 3.0%
Eli Lilly & Co.	77,100	30,521
Zoetis, Inc. Class A	88,444	15,547
		46,068
TOTAL HEALTH CARE		259,378
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.0%
HEICO Corp. Class A	81,847	10,986
Lockheed Martin Corp.	18,837	8,749
Northrop Grumman Corp.	9,700	4,474
The Boeing Co. (a)	60,400	12,490
TransDigm Group, Inc.	12,400	9,486
		46,185
Commercial Services & Supplies - 1.2%
Cintas Corp.	17,963	8,187
Copart, Inc. (a)	133,876	10,583
		18,770
Electrical Equipment - 1.4%
AMETEK, Inc.	71,738	9,895
Eaton Corp. PLC	60,300	10,077
Generac Holdings, Inc. (a)	17,706	1,810
		21,782
Ground Transportation - 0.5%
Old Dominion Freight Lines, Inc.	22,550	7,225
Machinery - 3.0%
Fortive Corp.	139,300	8,788
IDEX Corp.	39,300	8,108
ITT, Inc.	64,339	5,433
Parker Hannifin Corp.	27,100	8,804
Snap-On, Inc.	29,400	7,627
Westinghouse Air Brake Tech Co.	64,100	6,261
		45,021
Professional Services - 0.3%
CoStar Group, Inc. (a)	58,100	4,471
TOTAL INDUSTRIALS		143,454
INFORMATION TECHNOLOGY - 31.3%
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. Class A	160,640	12,124
CDW Corp.	29,173	4,947
Teledyne Technologies, Inc. (a)	20,297	8,411
		25,482
IT Services - 1.4%
Accenture PLC Class A	71,608	20,071
EPAM Systems, Inc. (a)	4,100	1,158
Okta, Inc. (a)	9,200	630
Twilio, Inc. Class A (a)	2,500	132
		21,991
Semiconductors & Semiconductor Equipment - 5.3%
Enphase Energy, Inc. (a)	28,500	4,680
Lam Research Corp.	20,767	10,884
Lattice Semiconductor Corp. (a)	65,300	5,204
Monolithic Power Systems, Inc.	11,000	5,082
NVIDIA Corp.	164,398	45,619
NXP Semiconductors NV	15,800	2,587
onsemi (a)	96,600	6,951
		81,007
Software - 16.6%
Adobe, Inc. (a)	49,859	18,825
ANSYS, Inc. (a)	44,900	14,095
Atlassian Corp. PLC (a)	4,541	671
Autodesk, Inc. (a)	13,100	2,552
Bill Holdings, Inc. (a)	5,600	430
Cadence Design Systems, Inc. (a)	73,447	15,383
Ceridian HCM Holding, Inc. (a)	17,300	1,098
Dynatrace, Inc. (a)	18,303	774
Fortinet, Inc. (a)	143,960	9,077
HubSpot, Inc. (a)	10,862	4,572
Intuit, Inc.	33,126	14,706
Microsoft Corp.	406,538	124,912
New Relic, Inc. (a)	4,800	343
Paycom Software, Inc. (a)	12,096	3,512
Paylocity Holding Corp. (a)	2,000	387
Roper Technologies, Inc.	14,975	6,810
Salesforce, Inc. (a)	102,094	20,252
ServiceNow, Inc. (a)	15,352	7,053
Splunk, Inc. (a)	4,700	405
Synopsys, Inc. (a)	23,800	8,837
		254,694
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	571,707	97,007
TOTAL INFORMATION TECHNOLOGY		480,181
MATERIALS - 1.3%
Chemicals - 1.1%
CF Industries Holdings, Inc.	84,900	6,077
Sherwin-Williams Co.	30,183	7,170
Westlake Corp.	26,700	3,038
		16,285
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	74,800	2,836
TOTAL MATERIALS		19,121
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	56,500	11,548
SBA Communications Corp. Class A	20,100	5,244
		16,792
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	169,500	12,989
TOTAL COMMON STOCKS (Cost $917,651)		1,507,910

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (c)	32,356,180	32,363
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	1,056,973	1,057
TOTAL MONEY MARKET FUNDS (Cost $33,420)		33,420

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $951,071)	1,541,330
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(8,562)
NET ASSETS - 100.0%	1,532,768

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	17,319	244,367	229,323	400	-	-	32,363	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	-	12,403	11,346	-	-	-	1,057	0.0%
Total	17,319	256,770	240,669	400	-	-	33,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	116,609	116,609	-	-
Consumer Discretionary	138,961	138,961	-	-
Consumer Staples	73,754	73,754	-	-
Energy	47,974	47,974	-	-
Financials	198,697	198,697	-	-
Health Care	259,378	259,378	-	-
Industrials	143,454	143,454	-	-
Information Technology	480,181	480,181	-	-
Materials	19,121	19,121	-	-
Real Estate	16,792	16,792	-	-
Utilities	12,989	12,989	-	-

Money Market Funds	33,420	33,420	-	-
Total Investments in Securities:	1,541,330	1,541,330	-	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,046) - See accompanying schedule:
Unaffiliated issuers (cost $917,651)	$1,507,910
Fidelity Central Funds (cost $33,420)	33,420

Total Investment in Securities (cost $951,071)		$1,541,330
Receivable for fund shares sold		146
Dividends receivable		439
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		1
Total assets		1,542,012
Liabilities
Payable for investments purchased	$7,062
Payable for fund shares redeemed	523
Accrued management fee	375
Other affiliated payables	192
Other payables and accrued expenses	35
Collateral on securities loaned	1,057
Total Liabilities		9,244
Net Assets		$1,532,768
Net Assets consist of:
Paid in capital		$900,116
Total accumulated earnings (loss)		632,652
Net Assets		$1,532,768

Net Asset Value and Maximum Offering Price
Disciplined Equity :
Net Asset Value , offering price and redemption price per share ($1,481,863 ÷ 29,243 shares) (a)		$50.67
Class K :
Net Asset Value , offering price and redemption price per share ($50,905 ÷ 1,005 shares) (a)		$50.66
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$7,383
Income from Fidelity Central Funds		400
Total Income		7,783
Expenses
Management fee
Basic fee	$3,900
Performance adjustment	(1,404)
Transfer agent fees	942
Accounting fees	206
Custodian fees and expenses	12
Independent trustees' fees and expenses	5
Registration fees	20
Audit	27
Legal	3
Miscellaneous	3
Total expenses before reductions	3,714
Expense reductions	(34)
Total expenses after reductions		3,680
Net Investment income (loss)		4,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	46,956
Total net realized gain (loss)		46,956
Change in net unrealized appreciation (depreciation) on investment securities		80,093
Net gain (loss)		127,049
Net increase (decrease) in net assets resulting from operations		$131,152
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,103	$3,633
Net realized gain (loss)	46,956	34,685
Change in net unrealized appreciation (depreciation)	80,093	(583,180)
Net increase (decrease) in net assets resulting from operations	131,152	(544,862)
Distributions to shareholders	(40,439)	(31,288)
Share transactions - net increase (decrease)	(32,948)	(152,553)
Total increase (decrease) in net assets	57,765	(728,703)

Net Assets
Beginning of period	1,475,003	2,203,706
End of period	$1,532,768	$1,475,003

Financial Highlights
Fidelity® Disciplined Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$47.71	$65.18	$45.48	$37.51	$38.32	$38.96
Income from Investment Operations
Net investment income (loss) A,B	.13	.11	(.06)	.03	.32	.52
Net realized and unrealized gain (loss)	4.15	(16.65)	19.77	8.16	3.53	.41
Total from investment operations	4.28	(16.54)	19.71	8.19	3.85	.93
Distributions from net investment income	(.12)	-	(.01)	(.22)	(.53)	(.45)
Distributions from net realized gain	(1.20)	(.93)	-	-	(4.13)	(1.12)
Total distributions	(1.32)	(.93)	(.01)	(.22)	(4.66)	(1.57)
Net asset value, end of period	$50.67	$47.71	$65.18	$45.48	$37.51	$38.32
Total Return C,D	9.20%	(25.71)%	43.35%	21.92%	12.01%	2.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.71%	.79%	.71%	.51%	.53%
Expenses net of fee waivers, if any	.50% G	.70%	.78%	.71%	.51%	.53%
Expenses net of all reductions	.50% G	.70%	.78%	.71%	.51%	.53%
Net investment income (loss)	.55% G	.20%	(.10)%	.07%	.90%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$1,482	$1,422	$2,091	$1,469	$1,190	$1,182
Portfolio turnover rate H	49% G	28%	19%	35%	108%	181%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$47.72	$65.14	$45.42	$37.47	$38.29	$38.93
Income from Investment Operations
Net investment income (loss) A,B	.15	.16	(.01)	.06	.35	.56
Net realized and unrealized gain (loss)	4.16	(16.65)	19.75	8.14	3.53	.41
Total from investment operations	4.31	(16.49)	19.74	8.20	3.88	.97
Distributions from net investment income	(.17)	-	(.02)	(.25)	(.57)	(.49)
Distributions from net realized gain	(1.20)	(.93)	-	-	(4.13)	(1.12)
Total distributions	(1.37)	(.93)	(.02)	(.25)	(4.70)	(1.61)
Net asset value, end of period	$50.66	$47.72	$65.14	$45.42	$37.47	$38.29
Total Return C,D	9.27%	(25.65)%	43.47%	21.99%	12.12%	2.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42% G	.62%	.70%	.62%	.42%	.43%
Expenses net of fee waivers, if any	.41% G	.62%	.70%	.62%	.42%	.43%
Expenses net of all reductions	.41% G	.62%	.70%	.62%	.42%	.43%
Net investment income (loss)	.64% G	.28%	(.01)%	.16%	.99%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$51	$53	$113	$95	$91	$99
Portfolio turnover rate H	49% G	28%	19%	35%	108%	181%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1 . Organization.
Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$598,982
Gross unrealized depreciation	(14,804)
Net unrealized appreciation (depreciation)	$584,178
Tax cost	$957,152
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	361,109	421,522
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Disciplined Equity	$931.13
Class K	11.04
	$942
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disciplined Equity Fund	$ 5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disciplined Equity Fund	32,665	17,768	944
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Disciplined Equity Fund	$1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disciplined Equity Fund	$- A	$-	$-

A   Amount represents less than five hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by by an amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$39,004	$29,805
Class K	1,435	1,483
Total	$40,439	$31,288
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	262	884	$12,687	$49,965
Reinvestment of distributions	760	441	35,580	27,553
Shares redeemed	(1,586)	(3,600)	(76,207)	(197,919)
Net increase (decrease)	(564)	(2,275)	$(27,940)	$(120,401)
Class K
Shares sold	29	125	$1,437	$7,128
Reinvestment of distributions	31	24	1,435	1,483
Shares redeemed	(164)	(768)	(7,880)	(40,763)
Net increase (decrease)	(104)	(619)	$(5,008)	$(32,152)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Disciplined Equity Fund
Fidelity® Disciplined Equity Fund	.50%
Actual		$ 1,000	$ 1,092.00	$ 2.59
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class K	.41%
Actual		$ 1,000	$ 1,092.70	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703636.125
FDE-SANN-0623
Fidelity® Value Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

PG&E Corp.	1.5
Edison International	1.5
Hess Corp.	1.3
Welltower, Inc.	1.3
Antero Resources Corp.	1.1
Denbury, Inc.	1.1
Constellation Energy Corp.	1.0
Apollo Global Management, Inc.	1.0
CubeSmart	1.0
Centene Corp.	0.9
11.7

Market Sectors (% of Fund's net assets)

Financials	15.9
Industrials	15.4
Materials	14.0
Consumer Discretionary	13.6
Energy	12.6
Utilities	6.9
Health Care	6.5
Real Estate	6.0
Consumer Staples	3.3
Information Technology	3.3
Communication Services	2.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	968,600	40,782
Interactive Media & Services - 0.1%
Ziff Davis, Inc. (b)	90,200	6,597
Media - 1.5%
DISH Network Corp. Class A (b)(c)	644,768	4,842
News Corp. Class A	1,282,700	22,588
Nexstar Broadcasting Group, Inc. Class A	148,800	25,809
Scholastic Corp. (c)	753,000	28,968
Thryv Holdings, Inc. (b)	1,571,663	35,300
		117,507
TOTAL COMMUNICATION SERVICES		164,886
CONSUMER DISCRETIONARY - 13.6%
Automobile Components - 1.3%
Adient PLC (b)	1,187,300	43,859
Autoliv, Inc.	444,900	38,177
Cie Automotive SA	524,700	15,796
		97,832
Automobiles - 0.7%
Harley-Davidson, Inc.	1,407,700	52,226
Broadline Retail - 0.6%
Kohl's Corp. (c)	1,434,300	31,598
Nordstrom, Inc. (c)	880,408	13,611
		45,209
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (b)	955,728	38,774
H&R Block, Inc.	379,704	12,876
		51,650
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	1,070,206	37,136
Bowlero Corp. Class A (b)(c)(d)	2,003,200	29,307
Brinker International, Inc. (b)	670,657	26,773
Hilton Grand Vacations, Inc. (b)(c)	918,500	39,312
Hyatt Hotels Corp. Class A (b)(c)	202,546	23,151
Red Rock Resorts, Inc.	939,200	45,833
		201,512
Household Durables - 1.1%
Mohawk Industries, Inc. (b)	303,100	32,098
Tempur Sealy International, Inc.	1,339,300	50,184
		82,282
Leisure Products - 1.2%
BRP, Inc.	242,200	18,095
Brunswick Corp.	312,800	26,522
Mattel, Inc. (b)	2,602,692	46,848
		91,465
Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	451,379	28,672
American Eagle Outfitters, Inc. (c)	3,465,400	46,402
Bath & Body Works, Inc.	602,500	21,148
Camping World Holdings, Inc. (c)	1,177,200	26,358
Franchise Group, Inc. (c)	1,330,450	38,916
Lithia Motors, Inc. Class A (sub. vtg.) (c)	189,600	41,881
Sally Beauty Holdings, Inc. (b)	2,520,390	35,865
Signet Jewelers Ltd. (c)	498,477	36,678
Upbound Group, Inc.	1,684,874	44,919
Victoria's Secret & Co. (b)	1,324,233	41,064
		361,903
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	996,666	41,362
Wolverine World Wide, Inc.	1,140,800	19,097
		60,459
TOTAL CONSUMER DISCRETIONARY		1,044,538
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Primo Water Corp.	2,008,100	30,503
Consumer Staples Distribution & Retail - 0.8%
U.S. Foods Holding Corp. (b)	1,605,800	61,663
Food Products - 1.4%
Bunge Ltd.	524,300	49,074
Darling Ingredients, Inc. (b)	914,894	54,500
		103,574
Household Products - 0.6%
Energizer Holdings, Inc.	1,032,995	34,533
Spectrum Brands Holdings, Inc.	127,000	8,446
		42,979
Personal Care Products - 0.1%
Olaplex Holdings, Inc. (b)	2,878,800	10,652
TOTAL CONSUMER STAPLES		249,371
ENERGY - 12.6%
Energy Equipment & Services - 2.7%
Championx Corp.	623,400	16,882
Expro Group Holdings NV (b)	2,808,700	55,865
Liberty Oilfield Services, Inc. Class A	774,794	9,925
TechnipFMC PLC (b)	3,449,940	47,230
Tenaris SA	1,753,700	25,087
Valaris Ltd. (b)	653,900	39,234
Vallourec SA (b)	1,361,700	15,507
		209,730
Oil, Gas & Consumable Fuels - 9.9%
Advantage Energy Ltd. (b)	2,398,300	13,489
Antero Resources Corp. (b)	3,809,400	87,578
APA Corp.	243,500	8,973
Arch Resources, Inc.	107,000	13,081
Canadian Natural Resources Ltd.	762,600	46,470
Cenovus Energy, Inc. (Canada)	2,756,681	46,269
Delek U.S. Holdings, Inc.	1,189,100	25,863
Denbury, Inc. (b)	927,427	86,603
Devon Energy Corp.	283,601	15,153
Diamondback Energy, Inc.	80,536	11,452
Energy Transfer LP	2,715,997	34,982
EQT Corp. (c)	365,142	12,722
Genesis Energy LP	3,395,995	37,899
Hess Corp.	710,277	103,033
Imperial Oil Ltd.	729,000	37,159
Kosmos Energy Ltd. (b)	5,493,258	35,157
Parkland Corp.	883,100	20,825
Talos Energy, Inc. (b)	1,285,000	17,515
Targa Resources Corp.	654,880	49,463
The Williams Companies, Inc.	203,533	6,159
Tourmaline Oil Corp. (c)	605,300	27,195
Valero Energy Corp.	145,612	16,697
		753,737
TOTAL ENERGY		963,467
FINANCIALS - 15.9%
Banks - 4.3%
Axos Financial, Inc. (b)	691,869	28,138
Bank of Kyoto Ltd.	340,700	16,763
Comerica, Inc.	427,200	18,528
East West Bancorp, Inc.	934,466	48,303
First Citizens Bancshares, Inc.	51,992	52,365
First Citizens Bancshares, Inc. Class B	5,400	4,984
M&T Bank Corp.	377,372	47,473
New York Community Bancorp, Inc.	1,967,300	21,030
Popular, Inc.	346,900	20,817
U.S. Bancorp	1,300,600	44,585
Wintrust Financial Corp.	340,100	23,253
		326,239
Capital Markets - 2.4%
Ameriprise Financial, Inc.	151,800	46,317
Carlyle Group LP (c)	498,600	15,123
LPL Financial	216,300	45,172
Onex Corp. (sub. vtg.)	200,200	9,219
Petershill Partners PLC (a)	7,472,300	15,664
Raymond James Financial, Inc.	453,500	41,055
UBS Group AG	629,790	12,728
		185,278
Consumer Finance - 1.7%
OneMain Holdings, Inc.	1,179,868	45,272
PROG Holdings, Inc. (b)	1,191,389	36,016
SLM Corp.	3,194,542	47,982
		129,270
Financial Services - 4.0%
Apollo Global Management, Inc.	1,166,302	73,932
Corebridge Financial, Inc. (c)	1,160,121	19,560
ECN Capital Corp.	3,468,260	8,089
Essent Group Ltd.	832,700	35,365
Global Payments, Inc.	531,600	59,917
Voya Financial, Inc. (c)	576,900	44,121
Walker & Dunlop, Inc.	574,200	38,649
WEX, Inc. (b)	157,900	28,004
		307,637
Insurance - 3.5%
AMBAC Financial Group, Inc. (b)	1,971,059	31,438
American Financial Group, Inc.	338,500	41,544
Assurant, Inc.	419,579	51,663
First American Financial Corp.	692,400	39,889
Primerica, Inc.	58,814	10,734
Reinsurance Group of America, Inc.	294,422	41,902
The Travelers Companies, Inc.	293,000	53,074
		270,244
TOTAL FINANCIALS		1,218,668
HEALTH CARE - 6.5%
Biotechnology - 0.6%
Biogen, Inc. (b)	43,831	13,335
BioMarin Pharmaceutical, Inc. (b)	63,703	6,118
Exact Sciences Corp. (b)	57,998	3,716
Galapagos NV (b)	420,900	16,331
Poseida Therapeutics, Inc. (b)	188,520	498
United Therapeutics Corp. (b)	16,777	3,861
		43,859
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (b)	7,416	2,412
Hologic, Inc. (b)	82,760	7,118
Masimo Corp. (b)	9,318	1,762
STERIS PLC	43,635	8,227
Teleflex, Inc.	22,669	6,178
The Cooper Companies, Inc.	29,223	11,147
Zimmer Biomet Holdings, Inc.	53,084	7,349
		44,193
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (b)	25,925	1,874
AdaptHealth Corp. (b)(d)	3,025,796	35,946
agilon health, Inc. (b)	125,308	3,041
Amedisys, Inc. (b)	2,400	193
AmerisourceBergen Corp.	75,808	12,649
Centene Corp. (b)	1,045,845	72,090
Cigna Group	187,149	47,403
Encompass Health Corp.	36,415	2,336
Laboratory Corp. of America Holdings	35,612	8,074
Molina Healthcare, Inc. (b)	30,577	9,109
Owens & Minor, Inc. (b)	2,568,733	39,918
Premier, Inc.	286,000	9,532
Quest Diagnostics, Inc.	26,432	3,669
Tenet Healthcare Corp. (b)	471,270	34,554
		280,388
Health Care Technology - 0.0%
Evolent Health, Inc. (b)	46,795	1,704
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	58,785	7,961
Avantor, Inc. (b)	141,022	2,747
Bio-Rad Laboratories, Inc. Class A (b)	22,403	10,099
Charles River Laboratories International, Inc. (b)	5,229	994
IQVIA Holdings, Inc. (b)	22,518	4,239
PerkinElmer, Inc.	56,602	7,386
Syneos Health, Inc. (b)	749,600	29,429
		62,855
Pharmaceuticals - 0.9%
Catalent, Inc. (b)	61,415	3,078
Elanco Animal Health, Inc. (b)	542,000	5,133
Jazz Pharmaceuticals PLC (b)	324,935	45,644
Royalty Pharma PLC	256,512	9,016
Viatris, Inc.	504,110	4,703
		67,574
TOTAL HEALTH CARE		500,573
INDUSTRIALS - 15.4%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (c)	218,700	22,060
Deutsche Post AG	238,900	11,491
FedEx Corp.	238,600	54,348
		87,899
Building Products - 1.3%
Builders FirstSource, Inc. (b)	511,350	48,461
Carlisle Companies, Inc.	105,600	22,794
UFP Industries, Inc.	309,100	24,271
		95,526
Commercial Services & Supplies - 0.7%
HNI Corp.	378,161	9,825
The Brink's Co.	677,900	42,606
		52,431
Construction & Engineering - 2.2%
Fluor Corp. (b)(c)	1,287,200	37,406
Granite Construction, Inc.	1,053,700	40,178
MDU Resources Group, Inc.	1,540,700	45,019
Willscot Mobile Mini Holdings (b)	1,055,100	47,902
		170,505
Electrical Equipment - 2.0%
Generac Holdings, Inc. (b)	290,400	29,685
GrafTech International Ltd.	4,723,000	22,245
Regal Rexnord Corp.	469,656	61,130
Sensata Technologies, Inc. PLC	985,606	42,825
		155,885
Ground Transportation - 2.9%
ArcBest Corp.	105,100	9,921
Knight-Swift Transportation Holdings, Inc. Class A	368,400	20,748
RXO, Inc.	902,900	16,333
Ryder System, Inc.	472,870	37,432
TFI International, Inc. (Canada)	318,700	34,348
U-Haul Holding Co. (non-vtg.)	732,100	39,607
XPO, Inc. (b)	1,492,400	65,934
		224,323
Machinery - 3.2%
Allison Transmission Holdings, Inc.	964,329	47,050
Chart Industries, Inc. (b)(c)	356,800	47,490
Crane Nxt Co.	136,600	6,469
Flowserve Corp.	1,300,009	43,407
Gates Industrial Corp. PLC (b)	1,327,400	17,880
Kennametal, Inc.	1,352,497	35,111
Timken Co.	606,936	46,643
		244,050
Professional Services - 1.0%
Concentrix Corp.	465,100	44,887
Manpower, Inc.	455,400	34,478
		79,365
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (b)	273,100	16,435
Custom Truck One Source, Inc. Class A (b)	3,562,100	22,370
Herc Holdings, Inc.	275,300	27,536
		66,341
TOTAL INDUSTRIALS		1,176,325
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (b)	890,294	42,957
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp. (b)	549,900	18,774
Flex Ltd. (b)	2,460,000	50,602
Knowles Corp. (b)	1,462,400	24,685
Vontier Corp.	1,633,708	44,322
		138,383
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (b)	6,615,613	2,151
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	228,200	24,166
Software - 0.6%
NCR Corp. (b)	1,869,500	41,671
TOTAL INFORMATION TECHNOLOGY		249,328
MATERIALS - 14.0%
Chemicals - 6.5%
Axalta Coating Systems Ltd. (b)(c)	1,436,437	45,348
Cabot Corp.	470,800	33,785
Celanese Corp. Class A	676,811	71,904
CF Industries Holdings, Inc.	338,500	24,230
Corteva, Inc.	545,223	33,324
Eastman Chemical Co.	437,700	36,885
Methanex Corp. (c)	1,465,519	65,641
Olin Corp.	764,500	42,353
The Chemours Co. LLC	1,715,245	49,862
Trinseo PLC (c)	374,726	6,790
Tronox Holdings PLC	2,246,474	30,754
Westlake Corp. (c)	511,800	58,233
		499,109
Construction Materials - 1.2%
Eagle Materials, Inc.	219,100	32,473
GCC S.A.B. de CV	3,182,800	25,302
Martin Marietta Materials, Inc.	62,149	22,573
Summit Materials, Inc.	343,518	9,416
		89,764
Containers & Packaging - 1.8%
Crown Holdings, Inc.	645,700	55,388
Graphic Packaging Holding Co.	450,700	11,114
O-I Glass, Inc. (b)	1,975,784	44,396
WestRock Co.	829,700	24,833
		135,731
Metals & Mining - 3.7%
Arconic Corp. (b)	2,288,324	56,636
ATI, Inc. (b)(c)	835,700	32,275
Carpenter Technology Corp.	632,100	33,337
Constellium NV (b)	4,341,514	64,471
First Quantum Minerals Ltd.	949,107	23,061
Freeport-McMoRan, Inc.	1,019,700	38,657
Schnitzer Steel Industries, Inc. Class A	384,548	11,110
Steel Dynamics, Inc.	235,311	24,461
		284,008
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	1,016,120	60,703
TOTAL MATERIALS		1,069,315
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CubeSmart	1,587,237	72,203
Douglas Emmett, Inc.	1,356,300	17,469
Equity Lifestyle Properties, Inc.	422,222	29,091
Essex Property Trust, Inc.	250,600	55,064
Lamar Advertising Co. Class A	260,900	27,572
Outfront Media, Inc.	1,836,700	30,599
Prologis (REIT), Inc.	493,102	61,761
Welltower, Inc.	1,281,000	101,481
		395,240
Real Estate Management & Development - 0.8%
Compass, Inc. (b)	3,988,655	9,333
Jones Lang LaSalle, Inc. (b)	364,400	50,666
WeWork, Inc. (b)(c)	6,257,847	2,638
		62,637
TOTAL REAL ESTATE		457,877
UTILITIES - 6.9%
Electric Utilities - 4.8%
Constellation Energy Corp.	971,569	75,199
Edison International	1,499,384	110,355
Entergy Corp.	584,400	62,870
PG&E Corp. (b)	6,865,000	117,456
		365,880
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp. (c)	2,320,500	54,903
Vistra Corp.	1,517,000	36,196
		91,099
Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp. (c)	3,358,500	28,557
Sempra Energy	278,200	43,257
		71,814
TOTAL UTILITIES		528,793
TOTAL COMMON STOCKS (Cost $6,572,807)		7,623,141

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.45% to 4.92% 6/1/23 to 6/8/23 (f) (Cost $4,400)	4,420	4,401

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (g)	935	1
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	301,411,087	301,441
TOTAL MONEY MARKET FUNDS (Cost $301,442)		301,442

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $6,878,649)	7,928,984
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(272,856)
NET ASSETS - 100.0%	7,656,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Jun 2023	2,751	(24)	(24)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,446,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $658,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	16,305	1,128,022	1,144,325	1,874	-	(1)	1	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	192,987	791,222	682,768	720	-	-	301,441	0.9%
Total	209,292	1,919,244	1,827,093	2,594	-	(1)	301,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AdaptHealth Corp.	55,153	17,096	12,420	-	583	(24,466)	35,946
Bowlero Corp. Class A	-	37,310	11,740	-	556	3,181	29,307
Unisys Corp.	28,904	-	13,238	-	(39,486)	23,820	-
Total	84,057	54,406	37,398	-	(38,347)	2,535	65,253

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	164,886	124,104	40,782	-
Consumer Discretionary	1,044,538	1,044,538	-	-
Consumer Staples	249,371	249,371	-	-
Energy	963,467	938,380	25,087	-
Financials	1,218,668	1,201,905	16,763	-
Health Care	500,573	484,242	16,331	-
Industrials	1,176,325	1,164,834	11,491	-
Information Technology	249,328	249,328	-	-
Materials	1,069,315	1,069,315	-	-
Real Estate	457,877	457,877	-	-
Utilities	528,793	528,793	-	-

U.S. Government and Government Agency Obligations	4,401	-	4,401	-

Money Market Funds	301,442	301,442	-	-
Total Investments in Securities:	7,928,984	7,814,129	114,855	-
Derivative Instruments:

Liabilities
Futures Contracts	(24)	(24)	-	-
Total Liabilities	(24)	(24)	-	-
Total Derivative Instruments:	(24)	(24)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(24)
Total Equity Risk	0	(24)
Total Value of Derivatives	0	(24)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $292,438) - See accompanying schedule:
Unaffiliated issuers (cost $6,507,329)	$7,562,289
Fidelity Central Funds (cost $301,442)	301,442
Other affiliated issuers (cost $69,878)	65,253

Total Investment in Securities (cost $6,878,649)		$7,928,984
Foreign currency held at value (cost $805)		805
Receivable for investments sold		71,679
Receivable for fund shares sold		1,021
Dividends receivable		5,104
Distributions receivable from Fidelity Central Funds		278
Receivable for daily variation margin on futures contracts		89
Prepaid expenses		3
Other receivables		409
Total assets		8,008,372
Liabilities
Payable for investments purchased	$30,918
Payable for fund shares redeemed	5,198
Accrued management fee	4,727
Notes payable to affiliates	8,645
Other affiliated payables	880
Other payables and accrued expenses	453
Collateral on securities loaned	301,423
Total Liabilities		352,244
Net Assets		$7,656,128
Net Assets consist of:
Paid in capital		$6,551,546
Total accumulated earnings (loss)		1,104,582
Net Assets		$7,656,128

Net Asset Value and Maximum Offering Price
Value :
Net Asset Value , offering price and redemption price per share ($6,987,656 ÷ 551,619 shares)		$12.67
Class K :
Net Asset Value , offering price and redemption price per share ($668,472 ÷ 52,692 shares)		$12.69

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$72,451
Interest		103
Income from Fidelity Central Funds (including $720 from security lending)		2,594
Total Income		75,148
Expenses
Management fee
Basic fee	$22,146
Performance adjustment	7,831
Transfer agent fees	4,921
Accounting fees	549
Custodian fees and expenses	37
Independent trustees' fees and expenses	27
Registration fees	71
Audit	36
Legal	8
Interest	53
Miscellaneous	17
Total expenses before reductions	35,696
Expense reductions	(194)
Total expenses after reductions		35,502
Net Investment income (loss)		39,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	140,904
Affiliated issuers	(38,347)
Foreign currency transactions	49
Futures contracts	4,567
Total net realized gain (loss)		107,173
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,785
Fidelity Central Funds	(1)
Other affiliated issuers	2,535
Assets and liabilities in foreign currencies	55
Futures contracts	(24)
Total change in net unrealized appreciation (depreciation)		20,350
Net gain (loss)		127,523
Net increase (decrease) in net assets resulting from operations		$167,169
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,646	$108,810
Net realized gain (loss)	107,173	539,231
Change in net unrealized appreciation (depreciation)	20,350	(1,303,273)
Net increase (decrease) in net assets resulting from operations	167,169	(655,232)
Distributions to shareholders	(550,862)	(871,432)
Share transactions - net increase (decrease)	(309,429)	346,721
Total increase (decrease) in net assets	(693,122)	(1,179,943)

Net Assets
Beginning of period	8,349,250	9,529,193
End of period	$7,656,128	$8,349,250

Financial Highlights
Fidelity® Value Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.27	$15.72	$9.57	$10.59	$11.15	$12.19
Income from Investment Operations
Net investment income (loss) B,C	.06	.17	.12	.12	.14	.15
Net realized and unrealized gain (loss)	.22	(1.18)	6.15	(.77)	.71	(.62)
Total from investment operations	.28	(1.01)	6.27	(.65)	.85	(.47)
Distributions from net investment income	(.09)	(.20)	(.12)	(.14) D	(.12)	(.17)
Distributions from net realized gain	(.80)	(1.24)	-	(.23) D	(1.29)	(.41)
Total distributions	(.88) E	(1.44)	(.12)	(.37)	(1.41)	(.57) E
Net asset value, end of period	$12.67	$13.27	$15.72	$9.57	$10.59	$11.15
Total Return F,G	2.18%	(6.80)%	65.91%	(6.52)%	9.31%	(4.14)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.86% J	.83%	.79%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.86% J	.83%	.79%	.57%	.58%	.58%
Expenses net of all reductions	.86% J	.83%	.79%	.55%	.58%	.56%
Net investment income (loss)	.93% J	1.18%	.82%	1.30%	1.38%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$6,988	$7,190	$8,361	$4,760	$6,112	$6,181
Portfolio turnover rate K	64% J	74%	77%	90%	75%	100%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Value Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.30	$15.74	$9.59	$10.60	$11.16	$12.21
Income from Investment Operations
Net investment income (loss) B,C	.07	.18	.13	.13	.15	.16
Net realized and unrealized gain (loss)	.22	(1.17)	6.15	(.76)	.72	(.62)
Total from investment operations	.29	(.99)	6.28	(.63)	.87	(.46)
Distributions from net investment income	(.10)	(.21)	(.13)	(.15) D	(.13)	(.18)
Distributions from net realized gain	(.80)	(1.24)	-	(.23) D	(1.29)	(.41)
Total distributions	(.90)	(1.45)	(.13)	(.38)	(1.43) E	(.59)
Net asset value, end of period	$12.69	$13.30	$15.74	$9.59	$10.60	$11.16
Total Return F,G	2.19%	(6.63)%	65.90%	(6.33)%	9.43%	(4.11)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.77% J	.75%	.71%	.47%	.49%	.48%
Expenses net of fee waivers, if any	.77% J	.74%	.71%	.47%	.49%	.48%
Expenses net of all reductions	.77% J	.74%	.71%	.45%	.48%	.46%
Net investment income (loss)	1.02% J	1.27%	.91%	1.40%	1.48%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$668	$1,160	$1,168	$493	$740	$844
Portfolio turnover rate K	64% J	74%	77%	90%	75%	100%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1 . Organization.
Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$388

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), futures transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,561,892
Gross unrealized depreciation	(569,741)
Net unrealized appreciation (depreciation)	$992,151
Tax cost	$6,936,809

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	2,668,444	3,465,636
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Value	$4,688.13
Class K	233.04
	$4,921

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Fund	$ 107

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Fund	Borrower	$93,292	5.07%	$53

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Fund	220,679	261,580	12,410
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Value Fund	$8
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Fund	$76	$ 32	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $192.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Value Fund
Distributions to shareholders
Value	$473,295	$764,386
Class K	77,567	107,046
Total	$550,862	$871,432
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Value Fund
Value
Shares sold	17,400	66,565	$231,272	$955,112
Reinvestment of distributions	34,449	50,898	434,054	704,841
Shares redeemed	(41,844)	(107,837)	(544,020)	(1,496,833)
Net increase (decrease)	10,005	9,626	$121,306	$163,120
Class K
Shares sold	7,890	27,089	$104,137	$383,456
Reinvestment of distributions	6,151	7,724	77,567	107,046
Shares redeemed	(48,546)	(21,814)	(612,439)	(306,902)
Net increase (decrease)	(34,505)	12,999	$(430,735)	$183,600
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Value Fund
Fidelity® Value Fund	.86%
Actual		$ 1,000	$ 1,021.80	$ 4.31
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31
Class K	.77%
Actual		$ 1,000	$ 1,021.90	$ 3.86
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703562.125
VAL-SANN-0623
Fidelity® Focused Stock Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.6
Meta Platforms, Inc. Class A	6.2
Eli Lilly & Co.	5.2
S&P Global, Inc.	5.1
Fiserv, Inc.	4.9
Apple, Inc.	4.7
NVIDIA Corp.	4.5
TJX Companies, Inc.	4.2
Alphabet, Inc. Class A	3.7
UnitedHealth Group, Inc.	3.5
50.6

Market Sectors (% of Fund's net assets)

Information Technology	30.4
Financials	18.6
Health Care	10.7
Communication Services	10.5
Industrials	10.0
Consumer Discretionary	9.8
Energy	1.7
Consumer Staples	1.6
Materials	0.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.5%
Entertainment - 0.6%
Netflix, Inc. (a)	45,000	14,846,850
Interactive Media & Services - 9.9%
Alphabet, Inc. Class A (a)	869,000	93,278,460
Meta Platforms, Inc. Class A (a)	655,000	157,409,600
		250,688,060
TOTAL COMMUNICATION SERVICES		265,534,910
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.7%
Tesla, Inc. (a)	112,000	18,402,720
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	350,000	36,907,500
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (a)	14,000	37,608,340
Specialty Retail - 4.2%
TJX Companies, Inc.	1,344,000	105,934,080
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	65,927	31,601,448
lululemon athletica, Inc. (a)	11,000	4,179,230
LVMH Moet Hennessy Louis Vuitton SE	16,000	15,390,101
		51,170,779
TOTAL CONSUMER DISCRETIONARY		250,023,419
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	130,000	12,424,100
Personal Care Products - 1.1%
Estee Lauder Companies, Inc. Class A	115,000	28,372,800
TOTAL CONSUMER STAPLES		40,796,900
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
PrairieSky Royalty Ltd. (b)	2,713,571	42,821,086
FINANCIALS - 18.6%
Capital Markets - 5.8%
Morgan Stanley	186,000	16,734,420
S&P Global, Inc.	360,294	130,635,399
		147,369,819
Financial Services - 7.4%
Block, Inc. Class A (a)	148,000	8,996,920
Fiserv, Inc. (a)	1,017,971	124,314,619
Visa, Inc. Class A	237,000	55,157,010
		188,468,549
Insurance - 5.4%
Chubb Ltd.	348,800	70,304,128
The Travelers Companies, Inc.	363,400	65,826,276
		136,130,404
TOTAL FINANCIALS		471,968,772
HEALTH CARE - 10.7%
Biotechnology - 2.0%
Gilead Sciences, Inc.	624,000	51,299,040
Legend Biotech Corp. ADR (a)	10,000	687,100
		51,986,140
Health Care Providers & Services - 3.5%
UnitedHealth Group, Inc.	182,000	89,560,380
Pharmaceuticals - 5.2%
Eli Lilly & Co.	331,000	131,029,660
TOTAL HEALTH CARE		272,576,180
INDUSTRIALS - 10.0%
Electrical Equipment - 1.5%
Eaton Corp. PLC	233,000	38,938,960
Ground Transportation - 3.0%
J.B. Hunt Transport Services, Inc.	294,000	51,535,260
Knight-Swift Transportation Holdings, Inc. Class A	450,000	25,344,000
		76,879,260
Machinery - 5.5%
Cummins, Inc.	374,127	87,934,810
Parker Hannifin Corp.	154,000	50,031,520
		137,966,330
TOTAL INDUSTRIALS		253,784,550
INFORMATION TECHNOLOGY - 30.4%
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices, Inc. (a)	347,000	31,011,390
Analog Devices, Inc.	274,000	49,287,120
Lattice Semiconductor Corp. (a)	514,392	40,997,042
Micron Technology, Inc.	400,000	25,744,000
NVIDIA Corp.	413,000	114,603,370
onsemi (a)	119,000	8,563,240
Teradyne, Inc.	540,000	49,345,200
		319,551,362
Software - 13.1%
Microsoft Corp.	708,000	217,540,080
Oracle Corp.	540,000	51,148,800
Salesforce, Inc. (a)	319,000	63,280,030
		331,968,910
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	704,000	119,454,720
TOTAL INFORMATION TECHNOLOGY		770,974,992
MATERIALS - 0.9%
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	570,000	21,608,700
TOTAL COMMON STOCKS (Cost $1,859,668,261)		2,390,089,509

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	133,861,509	133,888,281
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	1,666,834	1,667,000
TOTAL MONEY MARKET FUNDS (Cost $135,555,281)		135,555,281

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,995,223,542)	2,525,644,790
NET OTHER ASSETS (LIABILITIES) - 0.5%	12,889,019
NET ASSETS - 100.0%	2,538,533,809

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	6,946,087	752,633,849	625,691,655	1,446,163	-	-	133,888,281	0.3%
Fidelity Securities Lending Cash Central Fund 4.88%	2,265,950	5,165,505	5,764,455	1,588	-	-	1,667,000	0.0%
Total	9,212,037	757,799,354	631,456,110	1,447,751	-	-	135,555,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	265,534,910	265,534,910	-	-
Consumer Discretionary	250,023,419	234,633,318	15,390,101	-
Consumer Staples	40,796,900	40,796,900	-	-
Energy	42,821,086	42,821,086	-	-
Financials	471,968,772	471,968,772	-	-
Health Care	272,576,180	272,576,180	-	-
Industrials	253,784,550	253,784,550	-	-
Information Technology	770,974,992	770,974,992	-	-
Materials	21,608,700	21,608,700	-	-

Money Market Funds	135,555,281	135,555,281	-	-
Total Investments in Securities:	2,525,644,790	2,510,254,689	15,390,101	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,589,967) - See accompanying schedule:
Unaffiliated issuers (cost $1,859,668,261)	$2,390,089,509
Fidelity Central Funds (cost $135,555,281)	135,555,281

Total Investment in Securities (cost $1,995,223,542)		$2,525,644,790
Foreign currency held at value (cost $140)		140
Receivable for investments sold		41,952,913
Receivable for fund shares sold		433,622
Dividends receivable		249,249
Distributions receivable from Fidelity Central Funds		394,680
Prepaid expenses		1,104
Other receivables		1,550
Total assets		2,568,678,048
Liabilities
Payable for investments purchased	$23,890,218
Payable for fund shares redeemed	3,639,844
Accrued management fee	564,838
Other affiliated payables	351,463
Other payables and accrued expenses	33,620
Collateral on securities loaned	1,664,256
Total Liabilities		30,144,239
Net Assets		$2,538,533,809
Net Assets consist of:
Paid in capital		$2,035,054,367
Total accumulated earnings (loss)		503,479,442
Net Assets		$2,538,533,809
Net Asset Value , offering price and redemption price per share ($2,538,533,809 ÷ 100,330,211 shares)		$25.30

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$13,795,901
Interest		106
Income from Fidelity Central Funds (including $1,588 from security lending)		1,447,751
Total Income		15,243,758
Expenses
Management fee
Basic fee	$6,620,406
Performance adjustment	(1,674,789)
Transfer agent fees	1,785,776
Accounting fees	330,349
Custodian fees and expenses	30,016
Independent trustees' fees and expenses	8,641
Registration fees	17,741
Audit	40,277
Legal	3,595
Miscellaneous	5,810
Total expenses before reductions	7,167,822
Expense reductions	(59,518)
Total expenses after reductions		7,108,304
Net Investment income (loss)		8,135,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,757,717)
Foreign currency transactions	130,855
Total net realized gain (loss)		(15,626,862)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	123,962,377
Assets and liabilities in foreign currencies	30,715
Total change in net unrealized appreciation (depreciation)		123,993,092
Net gain (loss)		108,366,230
Net increase (decrease) in net assets resulting from operations		$116,501,684
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,135,454	$5,560,128
Net realized gain (loss)	(15,626,862)	232,180,802
Change in net unrealized appreciation (depreciation)	123,993,092	(1,170,350,014)
Net increase (decrease) in net assets resulting from operations	116,501,684	(932,609,084)
Distributions to shareholders	(183,691,014)	(473,470,909)
Share transactions
Proceeds from sales of shares	57,830,810	318,891,655
Reinvestment of distributions	170,864,087	444,595,520
Cost of shares redeemed	(196,964,290)	(736,064,445)
Net increase (decrease) in net assets resulting from share transactions	31,730,607	27,422,730
Total increase (decrease) in net assets	(35,458,723)	(1,378,657,263)

Net Assets
Beginning of period	2,573,992,532	3,952,649,795
End of period	$2,538,533,809	$2,573,992,532

Other Information
Shares
Sold	2,355,213	10,448,913
Issued in reinvestment of distributions	7,072,189	13,184,921
Redeemed	(7,976,963)	(25,861,227)
Net increase (decrease)	1,450,439	(2,227,393)

Financial Highlights
Fidelity® Focused Stock Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.03	$39.09	$30.56	$25.42	$25.23	$23.48
Income from Investment Operations
Net investment income (loss) A,B	.08	.05	(.10)	.01	.03	.02
Net realized and unrealized gain (loss)	1.07	(8.41)	12.18	6.45	3.23	3.17
Total from investment operations	1.15	(8.36)	12.08	6.46	3.26	3.19
Distributions from net investment income	(.20)	-	(.01)	(.02)	(.03)	(.09) C
Distributions from net realized gain	(1.68)	(4.70)	(3.54)	(1.30)	(3.04)	(1.35) C
Total distributions	(1.88)	(4.70)	(3.55)	(1.32)	(3.07)	(1.44)
Net asset value, end of period	$25.30	$26.03	$39.09	$30.56	$25.42	$25.23
Total Return D,E	4.77%	(24.13)%	42.82%	26.56%	15.05%	14.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.80%	.86%	.88%	.89%	.82%
Expenses net of fee waivers, if any	.57% H	.79%	.86%	.88%	.89%	.82%
Expenses net of all reductions	.57% H	.79%	.86%	.87%	.89%	.81%
Net investment income (loss)	.65% H	.17%	(.29)%	.05%	.12%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,538,534	$2,573,993	$3,952,650	$3,190,557	$2,953,108	$2,262,100
Portfolio turnover rate I	163% H	142%	107%	140%	152%	138%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$552,359,253
Gross unrealized depreciation	(37,194,524)
Net unrealized appreciation (depreciation)	$515,164,729
Tax cost	$2,010,480,061
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	2,008,192,445	2,273,141,491

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Focused Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Focused Stock Fund	$ 35,300

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Focused Stock Fund	86,106,002	144,572,777	(2,744,831)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Focused Stock Fund	$2,492

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Focused Stock Fund	$169	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,750.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $57,768.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Focused Stock Fund	.57%
Actual		$ 1,000	$ 1,047.70	$ 2.89
Hypothetical- B		$ 1,000	$ 1,021.97	$ 2.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703563.125
TQG-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023